Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Ventoux Acquisition purchased an aggregate of 4,000,000 Private Warrants and Chardan Investments purchased an aggregate of 2,000,000 Private Warrants, at $1.00 per Private Warrant resulting in combined aggregate purchase price of $6,000,000 in a private placement. On January 5, 2021, in connection with the underwriters’ election to fully exercise their over-allotment option, the Company sold an additional 450,000 and 225,000 Private Warrants to Ventoux Acquisition and Chardan Investments, respectively, at a price of $1.00 per Private Warrant, generating gross proceeds of $675,000. Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, Ventoux Acquisition purchased an aggregate of 4,000,000 Private Warrants and Chardan Investments purchased an aggregate of 2,000,000 Private Warrants, at $1.00 per Private Warrant resulting in combined aggregate purchase price of $6,000,000 in a private placement. On January 5, 2021, in connection with the underwriters’ election to fully exercise their over-allotment option, the Company sold an additional 450,000 and 225,000 Private Warrants to Ventoux Acquisition and Chardan Investments, respectively, at a price of $1.00 per Private Warrant, generating gross proceeds of $675,000. Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.